SEGMENT REPORTING - Summary information by segment for continuing operations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SEGMENT REPORTING
Total segment and consolidated revenues	$ 11,013	$ 19,359
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(11,001)	(9,223)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,318)	(5,761)
Total segment and consolidated cost	(16,319)	(14,984)
Reconciling items:
Sales and marketing expenses	(32)	(22)
General and administrative expenses - others	(5,528)	(3,964)
Service development expenses		(69)
Operating expenses	(8,226)	(6,812)
Other operating income	3,144	7
Changes in fair value of cryptocurrency assets	2,294	(1,974)	$ (3,203)
Changes in fair value of cryptocurrency assets	(2,294)	1,974	3,203
Changes in fair value of payables settled by cryptocurrency assets	6		$ 37
Operating loss from continuing operations	13,903	509
Other income, net	(50)	138
Interest income	71	1
Gain from equity method investments	2	133
Gain from short-term investments		155
Changes in fair value of derivative instruments	70	103
Net loss from continuing operations	(13,810)	21
Operating Segments [Member]
SEGMENT REPORTING
Total segment gross (loss) profit	(5,306)	4,375
Reconciling items:
General and administrative expenses - payroll	2,666	2,757
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	(5,058)	(5,040)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	5,058	5,040
Reconciling items
Reconciling items:
Other operating income	3,144	7
Changes in fair value of cryptocurrency assets	(2,294)	1,974
Other operating expenses	(1,227)	(53)
Changes in fair value of cryptocurrency assets	2,294	(1,974)
Data center
Reconciling items:
General and administrative expenses - payroll	(1,056)	(1,033)
Data center | Operating Segments [Member]
SEGMENT REPORTING
Total segment and consolidated revenues	11,516	15,307
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(10,989)	(7,642)
Total segment and consolidated cost of revenue-depreciation and amortization	(1,322)	(1,321)
Total segment gross (loss) profit	(5,853)	1,304
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	5,058	5,040
Cryptocurrency mining | Operating Segments [Member]
SEGMENT REPORTING
Total segment and consolidated revenues	4,555	9,092
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(5,070)	(6,621)
Total segment and consolidated cost of revenue-depreciation and amortization	(3,996)	(4,440)
Total segment gross (loss) profit	547	3,071
Reconciling items:
General and administrative expenses - payroll	(92)	(3)
Other operating segment | Operating Segments [Member]
Reconciling items:
General and administrative expenses - payroll	$ (1,518)	$ (1,721)